Organization and Description of Business (Details 3) (Fund I (as predecessor), USD $)	12 Months Ended
Dec. 31, 2012
Omnibus Agreement
Amount per claim subject to de minimus exception	$ 50,000
Aggregate losses to be exceeded for indemnification claims to be made	500,000
Aggregate losses in excess of which each entity of Fund I will be liable	500,000
Environmental claims, losses and expenses associated with operation of the business prior to closing of the IPO
Omnibus Agreement
Maximum amount indemnified by related party	$ 10,000,000
Title defects
Omnibus Agreement
Indemnification period following closing of IPO	3 years
Environmental claims, undisclosed liabilities and failure to have any consent, waiver or governmental permits
Omnibus Agreement
Indemnification period following closing of IPO	1 year
Income taxes
Omnibus Agreement
Indemnification period following expiration of statue of limitations	60 days